Lines of Credit - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 13, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Outstanding balance on revolver			$ 1,500,000	$ 5,420,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility borrowing capacity		$ 5,000,000
Outstanding balance on revolver		$ 1,500,000
Line of credit facility, interest rate at period end		4.70%
Line of credit facility, expiration date		Mar. 31, 2020
Line of credit facility, collateral			The revolver is collateralized by the accounts receivable and physical equipment of all of the Company's 100% owned subsidiaries as well as the Company's ownership interest in all less than wholly owned subsidiaries.
Revolving Credit Facility [Member] | Athas [Member]
Line of Credit Facility [Line Items]
Line of credit facility borrowing capacity				5,000,000
Outstanding balance on revolver				$ 4,400,000
Revolving Credit Facility [Member] | Northstar Houston Surgery Center LLC[Member]
Line of Credit Facility [Line Items]
Line of credit facility borrowing capacity	$ 1,000,000
Line of credit facility, interest rate description				The one-year facility requires monthly interest payments and carries an interest rate equal to the higher of (a) the Federal Funds Rate plus 0.5%, (b) LIBOR plus 1.0%, or (c) the Prime rate.
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Interest rate		4.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Northstar Houston Surgery Center LLC[Member]
Line of Credit Facility [Line Items]
Interest rate	1.00%
Revolving Credit Facility [Member] | Federal Fund Rate [Member] | Northstar Houston Surgery Center LLC[Member]
Line of Credit Facility [Line Items]
Interest rate	0.50%
Revolving Credit Facility [Member] | Prime Rate [Member] | Athas [Member]
Line of Credit Facility [Line Items]
Interest rate				0.75%
Revolving Credit Facility [Member] | Floor Rate [Member] | Athas [Member]
Line of Credit Facility [Line Items]
Interest rate				4.00%